Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Commitments and Contingencies
Amount of long-term purchase commitments or arrangements	$ 0	$ 0	$ 0
Accrued loss	$ 511,000	$ 150,000